SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property, Plant and Equipment Stated at Cost Less Accumulated Depreciation) (Details)	12 Months Ended
Dec. 31, 2016
Buildings [Member] | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	40 years
Buildings [Member] | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	50 years
Leasehold Improvements [Member] | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	10 years
Leasehold Improvements [Member] | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	25 years
Plant and machinery [Member] | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	10 years
Plant and machinery [Member] | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	25 years
Motor vehicles [Member] | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years
Office equipment [Member] | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	3 years
Office equipment [Member] | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years
Solar Power Project [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	25 years